LONG-TERM DEBT AND CREDIT FACILITIES - Schedule of Contractual Maturities (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
7.0% Senior Secured Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	$ 625.2	$ 621.1
7.0% Senior Secured Notes | Less than 1 yr
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	29.2	33.0
7.0% Senior Secured Notes | 1-2 yrs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	56.0	66.0
7.0% Senior Secured Notes | 3-5 yrs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	56.0	522.1
7.0% Senior Secured Notes | Greater than 5 yrs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	484.0	0.0
Gross carrying amount | 7.0% Senior Secured Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	400.0	489.1
Unamortized Deferred Transactions Costs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 6.0	$ 4.0